UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1, 2023 – January 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Strategic Intermediate Municipal Fund

Semiannual report
1 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PPNAX

Putnam
Strategic Intermediate
Municipal Fund

Semiannual report
1 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	51

Message from the Trustees

March 11, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/24. A bond rated BBB or higher (SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 Strategic Intermediate Municipal Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R6	Class Y
Total annual operating expenses for the fiscal
year ended 7/31/23	0.84%	1.44%	1.59%	0.57%	0.59%
Annualized expense ratio for the six-month
period ended 1/31/24	0.93%	1.53%	1.68%	0.56%	0.68%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 8/1/23 to 1/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.75	$7.81	$8.57	$2.87	$3.48
Ending value (after expenses)	$1,033.70	$1,030.60	$1,029.80	$1,036.20	$1,035.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

Strategic Intermediate Municipal Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/24, use the following calculation method. To find the value of your investment on 8/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.72	$7.76	$8.52	$2.85	$3.46
Ending value (after expenses)	$1,020.46	$1,017.44	$1,016.69	$1,022.32	$1,021.72

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

4 Strategic Intermediate Municipal Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Strategic Intermediate Municipal Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Strategic Intermediate Municipal Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Strategic Intermediate Municipal Fund 7

The fund’s portfolio 1/31/24 (Unaudited)

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
AMBAC AMBAC Indemnity Corporation
BAM Build America Mutual
COP Certificates of Participation
FHA Insd. Federal Housing Administration Insured
FHLMC Coll. Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. Federal National Mortgage Association Collateralized
G.O. Bonds General Obligation Bonds
GNMA Coll. Government National Mortgage Association Collateralized
PSFG Permanent School Fund Guaranteed
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.74% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.2%)*	Rating**	Principal amount	Value
Alabama (1.8%)
AL Corrections Inst. Fin. Auth. Rev. Bonds, 5.00%, 7/1/26	Aa2	$1,000,000	$1,046,930
Black Belt Energy Gas Dist.
Mandatory Put Bonds (2/1/29), Ser. D-1, 5.50%, 6/1/49	A2	2,000,000	2,142,854
Mandatory Put Bonds (12/1/25), Ser. A-1, 4.00%, 12/1/49	A1	2,475,000	2,480,745
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (6/1/27), Ser. D-1, 4.00%, 7/1/52	Aa1	1,000,000	1,004,452
Energy Southeast Cooperative Dist. Energy Supply Mandatory Put Bonds (11/1/31), Ser. B-1, 5.75%, 4/1/54	A1	5,000,000	5,579,783
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA+	1,075,000	1,144,497
5.00%, 9/15/33	AA+	125,000	133,276
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29)(8/1/28),
Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	1,350,000	1,464,248
Mandatory Put Bonds (8/1/28), Ser. B-1, 5.00%, 5/1/53	A2	3,000,000	3,127,681
UAB Medicine Fin. Auth. Rev. Bonds, Ser. B, 5.00%, 9/1/34	Aa3	5,430,000	5,644,191
			23,768,657
Alaska (0.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/39	A+/F	2,445,000	2,428,835
4.00%, 10/1/38	A+/F	555,000	553,703
			2,982,538

8 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Arizona (1.9%)
AZ State Indl. Dev. Auth. Rev. Bonds
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/41	A	$850,000	$908,070
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/40	A	650,000	697,743
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/39	A	780,000	842,508
(Equitable School Revolving Fund, LLC), Ser. A, 5.00%, 11/1/38	A	2,740,000	2,882,913
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/38	A	450,000	486,784
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/34	A	1,000,000	1,075,248
Ser. 19-2, Class A, 3.625%, 5/20/33	BBB	5,034,778	4,724,229
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	BB+/F	1,000,000	923,344
4.00%, 5/15/29	BB+/F	1,000,000	945,977
Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds, (Banner Hlth.), Ser. A, 4.00%, 1/1/44	AA−	2,360,000	2,356,380
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.25%, 11/15/35	BBB+/P	2,750,000	2,843,513
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,000,000	1,078,977
5.25%, 12/1/25	A3	5,000,000	5,117,865
			24,883,551
California (11.4%)
Anaheim, Union High School Dist. G.O. Bonds, 3.00%, 8/1/38	Aa2	3,000,000	2,738,160
Antioch, Unified School Dist. G.O. Bonds, BAM, 3.00%, 8/1/34	AA	1,185,000	1,135,979
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (4/1/32), Ser. A-1, 5.00%, 5/1/54	A1	7,200,000	7,772,874
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	250,000	213,122
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	1,092,131	1,098,623
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	885,736	835,184
CA Muni. Fin. Auth. 144A Rev. Bonds, (CA Baptist U.), Ser. A, 4.00%, 11/1/26	BB/P	1,470,000	1,452,616
CA State G.O. Bonds, 3.00%, 10/1/36	Aa2	2,000,000	1,934,120
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Aspire Pub. Schools), 5.00%, 8/1/36	BBB	3,225,000	3,270,587
CA State Edl. Fac. Auth. Rev. Bonds
(St. Mary’s College of CA), 5.25%, 10/1/35	BBB−	1,015,000	1,119,330
(St. Mary’s College of CA), 5.25%, 10/1/34	BBB−	1,000,000	1,111,085
(St. Mary’s College of CA), 5.00%, 10/1/38	BBB−	500,000	530,219
(St. Mary’s College of CA), 5.00%, 10/1/37	BBB−	700,000	748,877
(St. Mary’s College of CA), 5.00%, 10/1/36	BBB−	700,000	754,556
(U. of the Pacific), 5.00%, 11/1/36	A2	2,580,000	2,643,207

Strategic Intermediate Municipal Fund 9

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/28	Baa3	$150,000	$157,546
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Lundquist Inst. For Biomedical Innovation at Harbor-UCLA Med)
5.00%, 9/1/38	Baa2	1,485,000	1,516,985
5.00%, 9/1/36	Baa2	1,505,000	1,552,245
5.00%, 9/1/35	Baa2	1,615,000	1,671,534
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (6/1/26), (Museum Associates), 4.44%, 12/1/50	A3	1,000,000	975,444
Mandatory Put Bonds (8/1/24), (CA Academy of Sciences), 4.09%, 8/1/47	A2	1,500,000	1,491,600
CA State Muni. Fin. Auth. Rev. Bonds
(Bethany Home Society of San Joaquin Cnty.), 5.00%, 11/15/42	AA−	5,000,000	5,551,880
(CHF-Davis I, LLC), BAM, 5.00%, 5/15/40	AA	5,690,000	5,969,179
(CHF-Riverside II, LLC), 5.00%, 5/15/34	Baa3	915,000	985,974
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/32	A−/F	1,000,000	1,015,657
CA State Poll Control Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), (American Wtr. Cap. Corp.), 3.70%, 8/1/40	A	3,000,000	3,027,874
CA State Pub. Wks. Board Rev. Bonds, Ser. E, 5.00%, 9/1/34	Aa3	900,000	908,312
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA), 5.00%, 1/1/48	BBB−	4,500,000	4,568,092
CA State U. Mandatory Put Bonds (11/1/26)
Ser. B-3, 3.125%, 11/1/51	Aa2	7,000,000	7,042,165
Ser. B-2, 0.55%, 11/1/49	Aa2	1,000,000	902,062
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Odd Fellows Home of CA), 5.00%, 4/1/38	AA−	400,000	438,787
(Odd Fellows Home of CA), 5.00%, 4/1/37	AA−	350,000	387,240
(Odd Fellows Home of CA), 5.00%, 4/1/36	AA−	500,000	558,308
(St. John’s Partners), Ser. F, 4.50%, 8/15/30	AA+	15,000,000	15,565,077
(Odd Fellows Home of CA), 4.00%, 4/1/43	AA−	1,900,000	1,928,748
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds, (Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	1,300,000	1,203,771
Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	AA−	775,000	776,880
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-1, 3.85%, 6/1/50	BBB−	2,675,000	2,469,161
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	8,030,000	8,632,909
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM, 5.00%, 11/1/28	AA	275,000	304,954
Los Angeles Cnty., Dev. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (12/1/26), (West Los Angeles, Veteran Administration Bldg. 1), 3.75%, 12/1/46	Aaa	2,500,000	2,511,655

10 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
California cont.
Los Angeles Cnty., Dev. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (7/1/26), (VA Building 402), 3.375%, 1/1/46	Aaa	$3,250,000	$3,250,031
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/31	Aa3	1,500,000	1,678,184
4.00%, 5/15/35	Aa3	600,000	614,520
Los Angeles, Dept. of Arpts. Rev. Bonds, Ser. A, 5.00%, 5/15/34	Aa2	5,700,000	5,791,478
Manteca, Unif. School Dist. G.O. Bonds, Ser. A, 3.00%, 8/1/41	Aa2	1,000,000	866,707
Port of Oakland Rev. Bonds
5.00%, 5/1/28	A2	750,000	801,396
1.081%, 5/1/24	A1	620,000	613,487
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. C, 5.50%, 5/1/39	A1	8,850,000	10,170,631
Ser. A, 5.00%, 5/1/35	A1	1,900,000	2,099,516
Ser. A, 5.00%, 5/1/32	A1	4,900,000	5,440,133
Ser. A, 5.00%, 5/1/30	A1	1,000,000	1,100,453
Ser. A, 5.00%, 5/1/29	A1	2,000,000	2,168,497
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.05%, 5/1/58	VMIG 1	3,500,000	3,500,000
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds, 5.00%, 6/1/39	AA+	475,000	526,936
Sierra View, Local Hlth. Care Dist. Rev. Bonds
5.00%, 7/1/30	A/F	620,000	676,972
5.00%, 7/1/27	A/F	625,000	657,789
4.00%, 7/1/26	A/F	300,000	303,646
4.00%, 7/1/25	A/F	290,000	291,475
4.00%, 7/1/24	A/F	235,000	235,282
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB−	7,745,000	7,887,533
			148,147,244
Colorado (0.9%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/25	A−	350,000	358,415
Denver City & Cnty., Arpt. Rev. Bonds, Ser. D, 5.75%, 11/15/36	Aa3	3,000,000	3,721,171
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 3.908%, 9/1/39	A1	4,000,000	3,990,986
Park Creek, Metro. Dist. Ltd. Property Tax Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/43	AA	1,500,000	1,638,170
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 3.00%, 7/15/37	Baa1	850,000	773,674
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/34	AA	285,000	315,655
5.00%, 12/1/32	AA	250,000	278,022
5.00%, 12/15/30	AA	125,000	130,593
5.00%, 12/15/29	AA	125,000	130,660
5.00%, 12/15/27	AA	125,000	130,760
			11,468,106

Strategic Intermediate Municipal Fund 11

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Connecticut (2.0%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/1/26), (Yale U.), Ser. A-2, 2.00%, 7/1/42	Aaa	$1,050,000	$1,019,044
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,250,000	1,257,562
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	1,400,000	1,547,445
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	250,000	251,569
(U. of New Haven), 5.00%, 7/1/28	BBB−	550,000	569,824
CT State Hlth. & Edl. Fac. Auth. VRDN, (Yale U.), Ser. A-1, 2.65%, 7/1/42	VMIG 1	12,450,000	12,450,000
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds, Ser. A-1, 2.875%, 11/15/30	Aaa	2,250,000	2,112,651
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	4,000,000	4,050,658
U. of CT Rev. Bonds, Ser. A, 5.50%, 11/15/53	Aa3	3,000,000	3,451,082
			26,709,835
Delaware (0.1%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	1,000,000	986,371
			986,371
District of Columbia (1.2%)
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,264,004
(Ingleside Presbyterian Retirement Cmnty.), Ser. A, 5.00%, 7/1/37	BB/P	1,200,000	1,146,828
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 4.00%, 6/1/30	BB+	2,000,000	1,930,374
DC Metro Area Transit Auth. Rev. Bonds, Ser. A
5.00%, 7/15/40	AA	2,000,000	2,294,105
5.00%, 7/15/39	AA	2,000,000	2,311,281
Metro. DC Arpt. Auth. Aviation Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/35	Aa3	3,000,000	3,174,885
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,089,040
5.00%, 10/1/30	Aa3	910,000	1,006,671
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53 T	A−	660,000	604,447
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44 T	A−	665,000	634,739
			15,456,374
Florida (4.4%)
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (3/1/26), (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	2,000,000	2,019,128
Mandatory Put Bonds (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	4,000,000	3,992,256
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	1,500,000	1,563,758

12 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Florida cont.
Cap. Projects Fin. Auth. Student Hsg. Rev. Bonds, (FL U.), Ser. A-1
5.00%, 10/1/35	Baa3	$500,000	$516,002
5.00%, 10/1/32	Baa3	1,000,000	1,045,494
5.00%, 10/1/31	Baa3	1,500,000	1,571,304
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. A-1, 3.30%, 1/1/31	BB/P	480,000	420,686
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	360,000	360,144
FL State Dept. of Mgt. Svcs. COP, Ser. A, 3.00%, 11/1/35	Aa1	1,000,000	957,769
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.), 5.00%, 7/1/31	Baa3	325,000	342,293
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 3.00%, 7/1/31	BB/P	200,000	184,480
FL State Hsg. Fin. Corp. Mandatory Put Bonds (2/1/26), (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,000,000	2,055,060
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A, 5.00%, 10/1/35	A1	7,500,000	7,831,136
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A−	1,375,000	1,403,883
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch)
6.125%, 5/1/43	BB−/P	1,250,000	1,311,915
5.45%, 5/1/33	BB−/P	2,685,000	2,798,708
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/25), (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	4,000,000	4,076,806
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Cutler Vista Hsg.), 5.00%, 3/1/27	AA+	3,000,000	3,064,088
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Hlth.), 5.00%, 10/1/40	A+	1,000,000	1,110,248
(Orlando Hlth.), 5.00%, 10/1/39	A+	1,500,000	1,677,050
(Orlando Hlth.), 5.00%, 10/1/38	A+	1,000,000	1,119,383
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A−/F	1,000,000	1,004,410
Palm Beach Cnty., Rev. Bonds, (Provident Group-PBAU Properties, LLC), 5.00%, 4/1/29	Ba1	500,000	508,338
Palm Beach Cnty., 144A Rev. Bonds
(PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,000,000	1,001,284
(Provident Group-LU Properties, LLC), 4.25%, 6/1/31	BB−/P	1,200,000	1,137,486
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A−/F	2,000,000	2,070,803
Palm Beach Cnty., School Board COP, Ser. C, 5.00%, 8/1/31	Aa3	5,400,000	5,437,640
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	BBB/P	2,240,000	2,298,586
South Broward, Hosp. Dist. Rev. Bonds, 3.00%, 5/1/34	AA	1,190,000	1,121,427

Strategic Intermediate Municipal Fund 13

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Florida cont.
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	$240,000	$240,250
St. John’s Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/31	BB+/F	200,000	184,773
4.00%, 12/15/30	BB+/F	195,000	182,260
4.00%, 12/15/29	BB+/F	215,000	203,227
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds
4.85%, 5/1/38	BB/P	1,000,000	1,005,769
4.375%, 5/1/33	BB/P	1,000,000	1,008,993
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 1.875%, 5/1/25	BB−/P	350,000	341,279
			57,168,116
Georgia (3.7%)
Atlanta, Arpt. Rev. Bonds, (Dept. of Aviation), Ser. B, 5.00%, 7/1/30	Aa3	3,500,000	3,859,790
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/40	Aa2	13,720,000	13,938,719
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/32	Baa1	2,250,000	2,256,209
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	Baa1	4,250,000	4,170,703
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	1,600,000	1,540,322
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (),
Mandatory Put Bonds (9/1/31), Ser. A, 5.00%, 5/1/54	Aa1	2,500,000	2,676,924
Mandatory Put Bonds (6/1/31), Ser. E-1, 5.00%, 12/1/53	Aa1	5,000,000	5,350,751
Mandatory Put Bonds (9/1/26), Ser. C, 4.00%, 3/1/50	A3	820,000	825,116
Mandatory Put Bonds (12/2/24), Ser. B, 4.00%, 8/1/49	Aa2	8,000,000	8,013,599
Monroe Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/48	Baa1	2,000,000	2,005,519
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/39	AA	1,000,000	1,114,091
Ser. A, 5.00%, 1/1/34	A2	2,295,000	2,476,709
(Plant Vogtle Units 3 & 4), 4.00%, 1/1/46	BBB+	330,000	311,281
			48,539,733
Hawaii (0.4%)
Honolulu City & Cnty., Multi-Fam. Mandatory Put Bonds (6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	5,000,000	5,176,227
			5,176,227

14 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Illinois (7.2%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/35	BBB+	$3,000,000	$3,302,054
4.00%, 1/1/36	BBB+	1,000,000	1,013,102
Chicago, Board of Ed. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB+	1,000,000	1,030,395
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. A, BAM
5.75%, 1/1/43	AA	1,250,000	1,426,348
5.75%, 1/1/42	AA	1,000,000	1,144,680
5.75%, 1/1/41	AA	500,000	575,025
Chicago, O’Hare Intl. Arpt. Rev. Bonds
BAM, 5.25%, 1/1/40	AA	1,700,000	1,899,035
BAM, 5.25%, 1/1/39	AA	1,195,000	1,343,333
Ser. A, 5.00%, 1/1/34	A+	5,600,000	5,652,415
Ser. A, 5.00%, 1/1/33	A+	1,715,000	1,731,263
Ser. B, 5.00%, 1/1/32	A+	5,840,000	5,921,802
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/34	A+	400,000	405,588
5.00%, 1/1/33	A+	405,000	410,854
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/39	A3	5,900,000	6,583,227
5.00%, 11/1/41	A3	600,000	611,746
5.00%, 1/1/41	A3	340,000	345,036
5.00%, 11/1/34	A3	1,650,000	1,707,820
Ser. D, 5.00%, 11/1/27	A3	920,000	981,062
4.125%, 11/1/31	A3	830,000	843,579
4.00%, 1/1/31	A3	695,000	702,372
IL State Fin. Auth.
Mandatory Put Bonds (8/15/25), (U. of Chicago Med. Ctr.), Ser. B-1, 5.00%, 8/15/52	AA+	2,350,000	2,397,432
Mandatory Put Bonds (11/15/26), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-2, 5.00%, 5/15/50	A	1,000,000	1,036,018
IL State Fin. Auth. Rev. Bonds
(Ascension Hlth. Credit Group), Ser. C, 5.00%, 2/15/34	AA+	1,100,000	1,151,731
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/31	BBB+	400,000	416,472
(Art Institute of Chicago (The)), 5.00%, 3/1/30	AA	1,500,000	1,557,836
IL State Fin. Auth. 144A Rev. Bonds, (Acero Charter Schools, Inc.)
4.00%, 10/1/34	BB+	445,000	413,771
4.00%, 10/1/33	BB+	1,060,000	995,767
4.00%, 10/1/32	BB+	685,000	649,288
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	460,000	443,768
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	487,308
IL State Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), 3.875%, 5/1/40	A	2,250,000	2,273,407
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	5,500,000	5,520,216

Strategic Intermediate Municipal Fund 15

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Illinois cont.
IL State Toll Hwy. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/42	Aa3	$1,500,000	$1,698,483
Ser. A, 5.00%, 1/1/41	Aa3	1,250,000	1,421,448
Ser. A, 5.00%, 1/1/40	Aa3	12,850,000	13,092,221
Ser. B, 5.00%, 1/1/40	Aa3	10,000,000	10,262,338
Ser. A, 5.00%, 1/1/38	Aa3	2,000,000	2,338,830
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	A	300,000	317,895
Romeoville, Rev. Bonds, (Lewis U.)
5.00%, 10/1/29	BBB	975,000	986,623
5.00%, 10/1/27	BBB	860,000	869,895
5.00%, 10/1/26	BBB	500,000	505,469
Sales Tax Securitization Corp. Rev. Bonds, (Second Lien), Ser. C, 5.00%, 1/1/34	AA−	4,000,000	4,577,242
U. of IL Rev. Bonds, (Hlth. Svcs. Fac. Syst.)
5.50%, 10/1/41	A2	1,660,000	1,890,601
5.50%, 10/1/40	A2	605,000	689,728
5.50%, 10/1/39	A2	380,000	435,338
			94,059,861
Indiana (1.1%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/42 ##	AA	1,350,000	1,481,625
5.00%, 10/1/41 ##	AA	1,000,000	1,102,480
5.00%, 10/1/40 ##	AA	615,000	681,742
5.00%, 10/1/39 ##	AA	600,000	669,843
Ser. A, 5.00%, 10/1/39	AA	875,000	999,629
5.00%, 10/1/38 ##	AA	500,000	559,466
IN State Fin. Auth. Wtr. Util. Rev. Bonds, (Board of Directors for Dept. of Pub. Util. of Indianapolis), Ser. 23-A, 5.00%, 10/1/40	AA	1,500,000	1,704,695
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.)
5.00%, 6/1/32	A2	200,000	221,340
5.00%, 6/1/31	A2	200,000	221,784
5.00%, 6/1/30	A2	200,000	221,775
5.00%, 6/1/29	A2	175,000	191,075
5.00%, 6/1/28	A2	100,000	107,334
5.00%, 6/1/27	A2	180,000	190,064
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A, 5.00%, 2/1/44	Aa1	1,175,000	1,242,168
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co.), 3.125%, 7/1/25	A−	4,150,000	4,095,098
Silver Creek, School Bldg. Corp. Rev. Bonds
3.00%, 1/15/36	AA+	500,000	483,937
3.00%, 1/15/34	AA+	375,000	371,785
			14,545,840

16 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Iowa (0.3%)
IA State Fin. Auth. Rev. Bonds
(Lifespace Cmnty., Inc.), Ser. B, 6.60%, 5/15/28	BBB/F	$1,500,000	$1,523,288
(Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	1,150,000	783,069
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	1,700,000	1,688,948
			3,995,305
Kentucky (2.3%)
Columbia Edl. Dev. Rev. Bonds, (Lindsey Wilson College), 5.00%, 12/1/33	BBB	3,000,000	3,058,718
KY Econ. Dev. Fin. Auth. Rev. Bonds, (KY Wired Infrastructure Co., Inc.), 5.00%, 7/1/30	Baa1	2,080,000	2,106,327
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	675,000	676,142
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,335,000	3,338,915
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 5.00%, 10/1/41	A	4,700,000	5,112,441
(Norton Healthcare), Ser. A, 5.00%, 10/1/31	A	2,750,000	2,859,283
Louisville and Jefferson Cnty., Metro. Govt. Poll. Control Mandatory Put Bonds (7/1/26), (Louisville Gas and Elec. Co.), 1.75%, 2/1/35	A1	5,000,000	4,804,182
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	3,000,000	3,000,126
Trimble Cnty., Env. Fac. Mandatory Put Bonds (6/1/27), (Louisville Gas and Elec. Co.), 4.70%, 6/1/54	A1	5,000,000	5,069,116
			30,025,250
Louisiana (0.1%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	2,000,000	1,897,603
			1,897,603
Maryland (1.3%)
Frederick Cnty., Tax Alloc. Bonds, (Oakdale-Lake Linganore Dev. Dist.), 3.25%, 7/1/29	BBB−/P	890,000	846,246
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount. St. Mary’s U., Inc.), Ser. A, 5.00%, 9/1/27	BB+	2,660,000	2,677,205
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	302,531
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington Dev. Dist.), 3.25%, 9/1/30	BB/P	1,500,000	1,432,243
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/34	BBB−	250,000	249,196
MD State Trans. Auth. Fac. Trans. Fac. Rev. Bonds, Ser. A, 5.00%, 7/1/46	Aa2	10,000,000	10,980,465
			16,487,886

Strategic Intermediate Municipal Fund 17

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Massachusetts (2.2%)
MA State Dept. Trans. Metro. Hwy. Syst. VRDN, Ser. A-1, 3.85%, 1/1/37	VMIG 1	$7,500,000	$7,500,000
MA State Dev. Fin. Agcy. Rev. Bonds, (Simmons U.), Ser. N
5.25%, 10/1/39	Baa2	580,000	616,150
5.25%, 10/1/38	Baa2	550,000	588,197
5.25%, 10/1/37	Baa2	545,000	587,961
5.25%, 10/1/36	Baa2	500,000	544,298
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 3.05%, 10/1/42	VMIG 1	4,185,000	4,185,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Loomis Oblig. Group), 4.00%, 1/1/26	BBB	320,000	319,582
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 2.95%, 10/1/42	VMIG 1	950,000	950,000
MA State Hlth. & Edl. Fac. Auth. VRDN (Baystate Total Home Care, Inc.), 3.15%, 7/1/39	A-1+	5,500,000	5,500,000
MA State Hsg. Fin. Agcy. Mandatory Put Bonds (6/1/25), Ser. 216, FHLMC Coll., FNMA Coll., GNMA Coll., 1.85%, 12/1/50	Aa1	1,000,000	972,752
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. D, 3.10%, 6/1/30	AA+	720,000	701,514
MA State Port Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/46	Aa2	6,045,000	5,830,057
			28,295,511
Michigan (2.6%)
Detroit, G.O. Bonds
5.50%, 4/1/34	Ba1	660,000	722,957
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	4,500,000	3,405,578
Great Lakes, Wtr. Auth. Wtr. Supply Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/38	Aa3	1,000,000	1,163,882
Kalamazoo, Pub. Schools G.O. Bonds, Ser. I, AGM
5.00%, 5/1/48	AA	820,000	883,325
5.00%, 5/1/45	AA	885,000	964,700
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB−/F	1,000,000	974,653
MI State Bldg. Auth. Rev. Bonds, Ser. II
5.00%, 10/15/42	Aa2	1,350,000	1,530,862
5.00%, 10/15/41	Aa2	1,000,000	1,134,493
5.00%, 10/15/40	Aa2	750,000	858,044
5.00%, 10/15/39	Aa2	650,000	748,148
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA−	525,000	527,408
(Local Govt. Loan Program — Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A1	1,000,000	1,014,634
(Great Lakes Wtr. Auth. Wtr. Supply Syst.), 5.00%, 7/1/31	Aa3	6,500,000	6,542,791
(Detroit, Regl. Convention Fac. Auth.), Ser. H-1, 5.00%, 10/1/28	AA−	1,955,000	1,975,881
(Detroit), Ser. C-3, 5.00%, 4/1/28	Aa2	700,000	734,366
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	251,214	247,021

18 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Michigan cont.
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB−	$1,145,000	$1,169,876
(Lawrence Technological U.), 5.00%, 2/1/47	BBB−	2,000,000	1,890,981
(Lawrence Tech. U.), 4.00%, 2/1/32	BBB−	285,000	274,267
(Lawrence Tech. U.), 4.00%, 2/1/27	BBB−	140,000	137,304
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/34	BBB−/F	1,900,000	1,898,288
MI State U. Rev. Bonds, Ser. B, 5.00%, 2/15/44	Aa2	3,000,000	3,215,044
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. F, 5.00%, 12/1/30	A1	1,840,000	1,874,771
			33,889,274
Minnesota (2.3%)
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Baa1	750,000	743,894
4.00%, 3/1/32	Baa1	2,715,000	2,676,212
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 4.00%, 7/1/31	BB/P	625,000	573,533
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke’s Hosp. of Duluth Oblig. Group)
5.00%, 6/15/32	BB+	975,000	1,054,656
5.00%, 6/15/30	BB+	830,000	884,256
Hennepin Cnty., VRDN, Ser. B, 3.70%, 12/1/38	A-1+	1,250,000	1,250,000
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/33	Baa1	2,410,000	2,508,408
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 3.55%, 11/15/48	VMIG 1	1,500,000	1,500,000
MN State COP, 5.00%, 11/1/40	AA+	6,500,000	7,540,153
MN State Agriculture & Econ. Dev. Board Rev. Bonds, (HealthPartners), 5.00%, 1/1/40 ##	A2	1,800,000	2,036,068
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	686,858
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,006,768
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	1,400,000	1,410,975
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 3.90%, 11/15/38	VMIG 1	1,500,000	1,500,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.50%, 9/1/36	BB+	3,000,000	3,040,103
St. Paul, Port Auth. Dist. Energy Rev. Bonds, Ser. 23-4, 5.25%, 10/1/42	A−	1,000,000	1,039,192
			30,451,076
Missouri (2.9%)
Kansas City, Indl. Dev. auth. Arpt. Rev. Bonds, 5.00%, 3/1/35	A2	5,000,000	5,300,463
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/32	A2	1,000,000	1,063,126
(Kansas City Intl. Arpt.), 5.00%, 3/1/30	A2	1,540,000	1,666,364

Strategic Intermediate Municipal Fund 19

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Missouri cont.
MI State Hlth. & Edl. Fac. Rev. Bonds
(U. of Hlth. Sciences & Pharmacy in St. Louis), 5.00%, 5/1/28	BBB−	$1,775,000	$1,809,108
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/43	BBB−	1,750,000	1,463,917
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/40	BBB−	615,000	532,476
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/39	BBB−	3,750,000	3,298,374
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/37	BBB−	2,600,000	2,359,681
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BBB−	1,280,000	1,046,315
MI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/39	BBB−	1,250,000	1,099,458
4.00%, 5/1/38	BBB−	1,440,000	1,285,390
MO State Hlth. & Ed. Fac. Auth. Hlth. Fac. Rev. Bonds, (Children’s Mercy Hosp.), 4.00%, 5/15/39	AA−	1,595,000	1,596,892
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Mercy Hlth.), 5.50%, 12/1/41	A1	2,100,000	2,425,896
(Mercy Hlth.), 5.50%, 12/1/40	A1	1,100,000	1,275,587
(Children’s Mercy Hosp. (The)), Ser. A, 4.00%, 5/15/42	AA−	3,195,000	3,161,743
MO State Hlth. & Edl. Fac. Auth. VRDN, (St. Louis U.), Ser. B-2, 3.10%, 10/1/35	VMIG 1	1,155,000	1,155,000
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev. Bonds, (Mercy Health), BAM, 4.00%, 11/15/42	AA	1,555,000	1,555,086
Plaza at Noah’s Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/26	B+/P	275,000	264,857
3.00%, 5/1/25	B+/P	225,000	220,038
3.00%, 5/1/24	B+/P	200,000	199,230
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B
4.00%, 12/1/37	BBB	2,300,000	2,315,565
3.375%, 12/1/31	BBB	1,500,000	1,488,631
St. Louis, Arpt. Rev. Bonds, 5.00%, 7/1/30	A2	1,430,000	1,555,388
			38,138,585
Montana (0.2%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	2,200,000	2,232,715
			2,232,715
Nebraska (0.4%)
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5.00%, 2/1/46	Aa2	5,000,000	5,409,127
			5,409,127
Nevada (1.1%)
Clark Cnty., Poll. Control Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), 3.75%, 1/1/36	A2	2,250,000	2,247,167
Clark Cnty., School Dist. G.O. Bonds
Ser. C, 5.00%, 6/15/28	AA−	4,000,000	4,151,464
Ser. B, BAM, 3.00%, 6/15/36	AA	1,000,000	934,492

20 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Nevada cont.
Las Vegas, Convention and Visitors Auth. Convention Ctr. Expansion Rev. Bonds, (Cnty. of Clark & City of Las Vegas Combined Room Tax), Ser. A
5.00%, 7/1/43	Aa3	$1,205,000	$1,337,276
5.00%, 7/1/42	Aa3	1,200,000	1,341,313
5.00%, 7/1/41	Aa3	1,000,000	1,123,378
5.00%, 7/1/40	Aa3	1,550,000	1,748,863
5.00%, 7/1/39	Aa3	760,000	861,912
			13,745,865
New Hampshire (0.6%)
National Fin. Auth. Rev. Bonds
(NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	5,072,264	4,786,262
(Caritas Acquisitions VII, LLC), Ser. A, 3.75%, 8/15/30	BBB/P	1,050,000	991,011
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Southern NH Med. Ctr.), 5.00%, 10/1/37	A−	2,000,000	2,049,463
			7,826,736
New Jersey (2.2%)
Camden Cnty., Impt. Auth. Multi-Fam. Mandatory Put Bonds (3/1/26), 5.00%, 3/1/27	Aaa	4,000,000	4,123,518
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A, 3.00%, 6/1/32	A1	4,000,000	3,897,943
NJ State Econ. Dev. Auth.
Mandatory Put Bonds (6/1/28), (American Wtr. Co., Inc.), 3.75%, 11/1/34	A1	3,000,000	3,012,467
Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	3,500,000	3,124,118
NJ State Econ. Dev. Auth. Rev. Bonds
Ser. SSS, 5.25%, 6/15/39 ##	A2	1,000,000	1,155,760
Ser. SSS, 5.25%, 6/15/38 ##	A2	1,585,000	1,839,603
Ser. SSS, 5.25%, 6/15/37 ##	A2	1,060,000	1,240,581
Ser. AAA, 5.00%, 6/15/36 (Prerefunded 12/15/26)	A2	350,000	372,972
Ser. SSS, 5.00%, 6/15/34 ##	A2	1,000,000	1,174,695
NJ State Edl. Fac. Auth. Rev. Bonds, (William Paterson U. of NJ (The)), Ser. C, AGM
5.00%, 7/1/27	AA	100,000	106,075
5.00%, 7/1/26	AA	100,000	104,100
5.00%, 7/1/25	AA	100,000	102,305
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	782,975
Ser. AA, 5.00%, 6/15/26	A2	1,000,000	1,048,521
Ser. A, 4.25%, 6/15/40	A2	2,000,000	2,072,570
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 4.25%, 7/1/33	BBB−	620,000	635,639
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 11/1/40	BBB+	2,500,000	2,700,879
5.00%, 11/1/38	BBB+	1,140,000	1,245,560
BAM, 5.00%, 11/1/37	AA	250,000	279,114
			29,019,395

Strategic Intermediate Municipal Fund 21

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	$2,000,000	$1,645,876
NM State Mtge. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	1,000,000	1,015,839
Mandatory Put Bonds (6/1/25), (Santa Fe Apt.), 5.00%, 2/1/42	Aaa	4,750,000	4,787,653
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	980,000	880,021
			8,329,389
New York (12.2%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.)
5.00%, 5/1/26	A	400,000	410,711
Ser. A, 5.00%, 5/1/25	A	645,000	654,333
5.00%, 5/1/24	A	575,000	576,494
Build NY City Resource Corp. Rev. Bonds
(Classical Charter School, Inc.), 4.00%, 6/15/33	BBB−	970,000	983,248
(Global Cmnty. Charter School), 4.00%, 6/15/32	BB+	500,000	492,291
(Grand Concourse Academy Charter School), 3.40%, 7/1/27	BBB−	245,000	241,810
Build NY City Resource Corp. 144A Rev. Bonds
(Unity Preparatory Charter School of Brooklyn), 5.00%, 6/15/33	BB	665,000	691,188
(East Harlem Scholars Academy Charter School), 5.00%, 6/1/32	BB+	375,000	387,501
Dutchess Cnty., Local Dev. Corp. Rev. Bonds, (Culinary Inst. of America (The)), 5.00%, 7/1/34	Baa2	500,000	525,167
Metro. Trans. Auth. VRDN, Ser. E-1, 3.20%, 11/15/50	VMIG 1	3,000,000	3,000,000
Monroe Cnty., Indl. Dev. Agcy. Multi-Fam. Rev. Bonds, (Andrews Terrace Cmnty. Partners LP), 4.72%, 1/1/44	Aaa	5,000,000	5,094,097
NY City, VRDN
(Fiscal 2023), Ser. A-4, 3.15%, 9/1/49	VMIG 1	1,500,000	1,500,000
Ser. I-2, 3.10%, 3/1/40	VMIG 1	11,100,000	11,100,000
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	12,750,000	12,713,513
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (12/30/27), (Sustainable Dev.), Ser. A-2, 3.70%, 5/1/63	AA+	10,000,000	10,048,795
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	6,255,000	4,630,804
NY City, Indl. Dev. Agcy. Rev. Bonds, (Queens Ballpark Co., LLC), Ser. A, AGM, 3.00%, 1/1/46	AA	7,000,000	5,527,153
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/45	Aa1	2,730,000	3,034,525
Ser. A, 5.00%, 6/15/43	Aa1	1,800,000	2,048,818
Ser. DD, 5.00%, 6/15/40	Aa1	3,320,000	3,536,262

22 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
New York cont.
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN
Ser. DD-1, 3.15%, 6/15/43	VMIG 1	$4,835,000	$4,835,000
Ser. F-2, 3.40%, 6/15/35	VMIG 1	1,130,000	1,130,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 11/1/40	AAA	4,000,000	4,583,967
(Future Tax Secd.), Ser. B1, 5.00%, 11/1/32	AAA	9,000,000	9,030,322
NY City, Transitional Fin. Auth. VRDN, 3.10%, 2/1/45	VMIG 1	16,000,000	16,000,000
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.00%, 3/15/40	Aa1	655,000	714,254
Ser. A-3, 3.00%, 3/15/39	Aa1	7,915,000	7,240,219
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.), Ser. C, 4.00%, 4/1/34	A−	3,700,000	3,813,846
NY State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 3.05%, 11/1/36	Aa2	1,500,000	1,388,834
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.75%, 5/1/44	VMIG 1	1,780,000	1,780,000
NY State Hsg. Fin. Agcy. Affordable Hsg. Rev. Bonds, (Sustainability Bonds), Ser. C-1, 4.50%, 11/1/43	Aa2	1,000,000	1,005,938
NY State Liberty Dev. Corp. Rev. Bonds, (Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA−	7,750,000	5,930,788
NY State Mtge. Agcy. Rev. Bonds, Ser. 196, 2.60%, 4/1/25	Aa1	750,000	740,822
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	4,000,000	4,340,792
(JFK New Terminal One, LLC), AGM, 5.50%, 6/30/42	AA	1,750,000	1,943,010
(JFK New Terminal One, LLC), 5.50%, 6/30/40	Baa3	875,000	965,752
(JFK New Terminal One, LLC), 5.50%, 6/30/39	Baa3	1,000,000	1,109,645
(JFK New Terminal One, LLC), 5.50%, 6/30/38	Baa3	2,000,000	2,225,966
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	500,000	524,868
(JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/29	Baa1	500,000	540,093
(American Airlines, Inc.), 2.25%, 8/1/26	BB−/F	155,000	149,060
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	5,000,000	5,637,824
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49 T	Aa3	1,535,000	1,590,289
5.00%, 1/15/37	Aa3	1,000,000	1,113,292
5.00%, 1/15/36	Aa3	1,000,000	1,124,840
Ser. 197, 5.00%, 11/15/35	Aa3	5,000,000	5,150,142
Ser. 227, 3.00%, 10/1/27	Aa3	5,000,000	4,902,423
Util. Debt Securitization Auth. Rev. Bonds, Ser. 1, 5.00%, 12/15/39	Aaa	2,000,000	2,370,071
			159,078,767
North Carolina (0.4%)
NC Agriculture & Tech. State U. Rev. Bonds
5.00%, 10/1/42	Aa3	950,000	1,063,530
5.00%, 10/1/41	Aa3	450,000	506,363
5.00%, 10/1/40	Aa3	325,000	367,343
5.00%, 10/1/39	Aa3	200,000	227,244

Strategic Intermediate Municipal Fund 23

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
North Carolina cont.
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (Campbell U.), Ser. A, 5.00%, 10/1/26	Baa2	$1,250,000	$1,292,283
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
5.00%, 3/1/28	BB/P	365,000	368,200
5.00%, 3/1/27	BB/P	460,000	463,766
5.00%, 3/1/26	BB/P	440,000	442,917
4.00%, 3/1/29	BB/P	755,000	727,699
			5,459,345
Ohio (2.2%)
Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A3	3,000,000	3,010,527
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	500,000	507,626
(Playhouse Square Foundation), 5.00%, 12/1/33	BB+	3,460,000	3,547,737
Columbus-Franklin Cnty., Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (2/1/27), (Dering Family Homes Owner, LLC), 5.00%, 7/1/45	Aaa	3,000,000	3,107,479
Cuyahoga Cnty., Econ. Dev. Rev. Bonds, 5.00%, 1/1/38	A	1,380,000	1,488,758
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	701,928
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/36	BBB−/F	3,055,000	3,059,833
Montgomery Cnty., Hosp. VRDN 3.73%, 11/15/45	VMIG 1	500,000	500,000
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5.00%, 7/1/35	A2	1,700,000	1,984,434
(Cleveland Inst. of Art (The)), 5.00%, 12/1/33	BB	1,570,000	1,550,709
(Cleveland Inst. of Music (The)), 5.00%, 12/1/32	BBB−	600,000	618,124
(John Carroll U.), 5.00%, 10/1/30	Baa1	455,000	493,952
(John Carroll U.), 5.00%, 10/1/29	Baa1	810,000	870,720
(Cleveland Inst. of Art (The)), 5.00%, 12/1/28	BB	500,000	499,541
(John Carroll U.), 5.00%, 10/1/28	Baa1	370,000	392,801
(John Carroll U.), 5.00%, 10/1/27	Baa1	350,000	366,860
(John Carroll U.), 5.00%, 10/1/26	Baa1	350,000	361,929
(John Carroll U.), 5.00%, 10/1/25	Baa1	220,000	224,419
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
5.00%, 11/15/27	Baa1	240,000	251,123
5.00%, 11/15/26	Baa1	285,000	294,662
5.00%, 11/15/24	Baa1	135,000	136,236
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	3,250,000	3,273,565
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	730,000	635,943
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	A3	500,000	510,345
			28,389,251

24 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Oklahoma (0.3%)
OK State Wtr. Res. Brd. State Loan Program Rev. Bonds, (Muscogee Muni. Auth.), Ser. A, 5.00%, 10/1/43	AAA	$2,190,000	$2,436,113
Tulsa, Indl. Auth. Rev. Bonds, (U. of Tulsa (The)), 5.00%, 10/1/25	Baa3	1,000,000	1,005,314
			3,441,427
Oregon (0.3%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	185,000	187,360
Port of Portland, Arpt. Rev. Bonds
Ser. 24B, 5.00%, 7/1/33	AA−	2,000,000	2,076,967
Ser. 28, 5.00%, 7/1/28	AA−	1,000,000	1,072,322
			3,336,649
Other (0.9%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. ML-19, Class A, 3.996%, 12/25/36	AA+	6,005,387	5,774,067
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. 19-ML-05, Class A-US, 3.40%, 1/25/36	AA+	6,199,269	5,848,012
			11,622,079
Pennsylvania (7.1%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/43	AA	1,500,000	1,683,567
AGM, 5.50%, 1/1/42	AA	1,000,000	1,127,555
AGM, 5.50%, 1/1/41	AA	1,000,000	1,132,070
5.00%, 1/1/35	AA	8,155,000	8,936,335
5.00%, 1/1/34	AA	2,330,000	2,558,923
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds, (Duquesne U. of the Holy Spirit)
5.00%, 3/1/43	A2	2,025,000	2,266,999
5.00%, 3/1/42	A2	1,635,000	1,839,466
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	750,000	705,756
Crawford Cnty., Indl. Dev. Auth. Rev. Bonds, (Allegheny College)
5.00%, 5/1/31	A−	1,465,000	1,494,569
5.00%, 5/1/30	A−	1,510,000	1,542,814
5.00%, 5/1/29	A−	1,440,000	1,471,884
5.00%, 5/1/28	A−	1,370,000	1,401,878
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	300,139
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 3.25%, 7/1/34	A-1	500,000	500,000
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Landis Homes Oblig. Group), 4.00%, 7/1/46	BBB−/F	675,000	529,340
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/38	A2	2,200,000	2,454,033

Strategic Intermediate Municipal Fund 25

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Pennsylvania cont.
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater)
4.00%, 1/1/32	Baa2	$540,000	$542,290
4.00%, 1/1/31	Baa2	165,000	165,810
4.00%, 1/1/30	Baa2	115,000	115,517
4.00%, 1/1/29	Baa2	725,000	725,344
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), 5.25%, 6/30/36	Baa2	1,650,000	1,867,449
(PennDOT Major Bridges), 5.25%, 6/30/35	Baa2	2,030,000	2,315,841
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	16,800,000	17,193,137
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	4,000,000	4,019,742
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph’s U.), 5.00%, 11/1/47	A−/P	3,000,000	3,045,785
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB−	935,000	948,672
(LaSalle U.), 5.00%, 5/1/25	BB−	1,815,000	1,770,902
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
4.50%, 3/15/29	B+/F	1,925,000	1,859,978
4.50%, 3/15/29 (Prerefunded 3/15/28)	AAA/P	75,000	80,477
Philadelphia, Auth. for Indl. Dev. City Agreement Rev. Bonds, 5.00%, 12/1/27	A1	3,000,000	3,106,277
Philadelphia, Energy Auth. Rev. Bonds
5.00%, 11/1/43	A1	700,000	770,554
5.00%, 11/1/41	A1	1,000,000	1,111,108
5.00%, 11/1/40	A1	1,695,000	1,889,397
5.00%, 11/1/39	A1	1,575,000	1,766,965
5.00%, 11/1/38	A1	700,000	791,891
5.00%, 11/1/37	A1	700,000	800,284
Philadelphia, School Dist. G.O. Bonds, Ser. F
5.00%, 9/1/29	A1	6,620,000	6,885,978
BAM, 5.00%, 9/1/27	AA	6,860,000	7,200,785
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program)
5.25%, 6/1/40	Aa3	1,250,000	1,418,238
5.25%, 6/1/39	Aa3	1,500,000	1,720,319
			92,058,068
Puerto Rico (0.6%)
Cmnwlth. of PR, G.O. Bonds
Ser. A1, 5.625%, 7/1/27	BB/P	1,683,000	1,778,755
Ser. A1, 5.375%, 7/1/25	BB/P	3,400,000	3,456,025
Ser. A-1, 4.00%, 7/1/33	BB/P	2,400,000	2,333,796
			7,568,576
Rhode Island (0.2%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	370,689
5.00%, 5/15/26	BBB+	580,000	593,052
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB−/P	1,000,000	1,004,810
			1,968,551

26 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
South Carolina (0.6%)
Myrtle Beach, Tax Alloc. Bonds, (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	$575,000	$604,007
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/37	A3	3,435,000	3,515,483
(Oblig.), Ser. B, 5.00%, 12/1/37	A3	500,000	514,098
Ser. A, 5.00%, 12/1/36	A3	1,500,000	1,539,078
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa3	1,740,000	1,626,206
			7,798,872
Tennessee (2.6%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group — UTK Properties, LLC), Ser. A-1, BAM
5.00%, 7/1/44	AA	625,000	670,803
5.00%, 7/1/43	AA	550,000	592,614
5.00%, 7/1/42	AA	1,100,000	1,189,209
5.00%, 7/1/41	AA	825,000	895,682
5.00%, 7/1/40	AA	425,000	463,771
5.00%, 7/1/39	AA	450,000	493,184
5.00%, 7/1/38	AA	425,000	468,578
5.00%, 7/1/36	AA	450,000	505,746
Knoxville, Cmnty. Dev. Corp. Multi-Fam. Mandatory Put Bonds (6/1/26), (DGA Grosvenor Square), 4.00%, 12/1/27	AA+	2,000,000	2,015,344
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB−/F	450,000	465,634
(Vanderbilt U. Med. Ctr.), Ser. A, 5.00%, 7/1/28	A	5,000,000	5,419,423
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/37	A1	875,000	1,005,873
5.50%, 7/1/36	A1	650,000	755,464
5.00%, 7/1/33	A2	1,000,000	1,095,345
Rutherford Cnty., G.O. Bonds, Ser. B, 3.00%, 4/1/36	Aaa	5,645,000	5,328,224
Tennergy Corp. Gas Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	13,175,000	13,204,631
			34,569,525
Texas (9.2%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/32	AAA	245,000	279,982
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/31	AAA	240,000	274,711
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/32	AAA	375,000	382,574
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 5.50%, 6/1/32	Ba2	1,245,000	1,297,230
Austin, Cmnty. College Dist. G.O. Bonds, (Maintenance Tax), 3.00%, 8/1/35	Aa1	1,350,000	1,268,607
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A	1,485,000	1,516,868
5.00%, 10/1/33	A	400,000	413,353

Strategic Intermediate Municipal Fund 27

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Texas cont.
Clear Creek Ind. School Dist. Mandatory Put Bonds (8/15/24), PSFG, 0.28%, 2/15/38	AAA	$2,920,000	$2,868,789
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership of TX, Inc.), Ser. A, 6.00%, 3/1/29	Baa3	6,000,000	6,007,671
(Intl. Leadership of TX, Inc.), Ser. D, 5.25%, 8/15/27	Baa3	3,890,000	3,995,691
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/38	Aaa	265,000	290,884
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/36	Aaa	560,000	623,800
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A−	350,000	360,641
(YES Prep Pub. Schools, Inc.), PSFG, 4.00%, 4/1/43	Aaa	1,650,000	1,621,226
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/36	AAA	700,000	733,055
(Intl. Leadership of TX, Inc.), PSFG, 3.00%, 8/15/39	Aaa	1,560,000	1,338,672
Corpus Christi, Util. Syst. Rev. Bonds
Ser. C, 5.00%, 7/15/40	Aa3	3,050,000	3,106,958
5.00%, 7/15/39	Aa3	750,000	856,817
5.00%, 7/15/38	Aa3	250,000	287,263
5.00%, 7/15/37	Aa3	500,000	579,005
Dickinson, Indpt. School Dist. Mandatory Put Bonds (8/1/25), PSFG, 3.50%, 8/1/37	Aaa	5,000,000	5,024,613
Fort Bend, Grand Parkway Toll Rd. Auth. Rev. Bonds
3.00%, 3/1/39	Aa1	1,245,000	1,097,228
3.00%, 3/1/38	Aa1	1,205,000	1,077,546
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	840,000	786,196
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	500,000	448,789
Harris Cnty., Indl. Dev. Corp. Mandatory Put Bonds (6/1/33), (Energy Transfer LP), 4.05%, 11/1/50	BBB	2,500,000	2,550,819
Houston, Arpt. Syst. Rev. Bonds, Ser. A, 4.00%, 7/1/35	A1	1,500,000	1,521,292
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	3,000,000	3,077,097
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	3,250,000	3,262,876
Hutto, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 8/1/43	Aaa	500,000	561,723
5.00%, 8/1/42	Aaa	1,000,000	1,127,276
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
5.00%, 9/1/31	BBB−	200,000	209,314
5.00%, 9/1/30	BBB−	200,000	208,354
5.00%, 9/1/29	BBB−	175,000	181,261
5.00%, 9/1/28	BBB−	150,000	154,266
5.00%, 9/1/26	BBB−	125,000	126,819
5.00%, 9/1/25	BBB−	100,000	100,788
5.00%, 9/1/24	BBB−	100,000	100,208
4.00%, 9/1/33	BBB−	150,000	146,742
4.00%, 9/1/32	BBB−	150,000	147,124
Lewisville, Indpt. School Dist. G.O. Bonds, PSFG, 3.00%, 8/15/39	AAA	1,000,000	896,008

28 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Texas cont.
Lower CO River Auth. Mandatory Put Bonds (5/15/28), Ser. B, 5.00%, 5/15/39	A	$2,500,000	$2,659,902
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A−	3,680,000	3,758,090
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(TX Woman’s U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	860,000	888,713
(Collegiate Hsg. College Station I, LLC), 5.00%, 4/1/29	Baa3	2,190,000	2,191,657
(Collegiate Housing Island Campus, LLC.), Ser. A, 5.00%, 4/1/25 (Escrowed to maturity)	AAA/P	500,000	510,575
Princeton, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/42	Aaa	500,000	557,985
5.00%, 2/15/40	Aaa	1,000,000	1,126,970
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/1/26), PSFG, 4.00%, 2/15/50	Aaa	2,000,000	2,032,699
Red Oak, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,980,000	2,216,707
5.00%, 2/15/42	Aaa	2,685,000	3,016,264
Royse City, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,000,000	1,122,287
5.00%, 2/15/42	Aaa	1,450,000	1,637,336
5.00%, 2/15/41	Aaa	1,000,000	1,133,058
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	1,000,000	1,020,265
Sinton, Indpt. School Dist. Mandatory Put Bonds (8/15/24), PSFG, 5.00%, 8/15/52	Aaa	11,540,000	11,636,961
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.)
5.00%, 11/15/37	A/F	2,360,000	2,392,240
5.00%, 11/15/37	A/F	1,980,000	2,000,317
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM
5.00%, 8/1/30	AA	250,000	279,099
5.00%, 8/1/29	AA	200,000	220,277
5.00%, 8/1/28	AA	150,000	163,105
4.00%, 8/1/33	AA	200,000	212,245
4.00%, 8/1/32	AA	225,000	239,578
TX State G.O. Bonds
Ser. B, 5.00%, 8/1/34	Aaa	6,040,000	7,006,102
Ser. B, 5.00%, 8/1/33	Aaa	5,755,000	6,614,318
3.00%, 8/1/34	Aaa	2,255,000	2,157,406
TX State Affordable Hsg. Corp. Multi-Fam. Hsg.
Mandatory Put Bonds (4/1/26), (Eden Court Apt.), 5.00%, 4/1/43	Aaa	2,100,000	2,161,081
Mandatory Put Bonds (7/1/26), (FC Juniper Creek Hsg.), 3.75%, 7/1/44	Aaa	2,550,000	2,551,700
TX State Dept. Housing & Comm. Rev. Bonds, (Oaks on Lamar), FNMA Coll., 3.55%, 9/1/34	AA+	2,799,101	2,678,813

Strategic Intermediate Municipal Fund 29

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Texas cont.
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.25%, 5/1/39	AA	$500,000	$552,006
5.25%, 5/1/38	AA	300,000	332,997
5.25%, 5/1/37	AA	300,000	336,916
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 4.50%, 10/15/37	AAA	2,500,000	2,747,192
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16), 3.00%, 9/1/38	Baa2	1,785,000	1,458,375
			120,523,372
Utah (2.1%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.625%, 10/15/38	BBB−/F	1,000,000	1,096,305
5.25%, 10/15/35	BBB−/F	1,300,000	1,422,730
5.00%, 10/15/27	BBB−/F	1,000,000	1,034,693
5.00%, 10/15/27	BBB−/F	550,000	569,081
4.00%, 10/15/31	BBB−/F	460,000	457,721
4.00%, 10/15/29	BBB−/F	600,000	598,000
Salt Lake City, Arpt. Rev. Bonds, Ser. A
5.25%, 7/1/40	A+	8,160,000	9,064,303
5.00%, 7/1/34	A+	2,000,000	2,262,575
5.00%, 7/1/32	A+	2,000,000	2,243,529
5.00%, 7/1/28	A+	750,000	801,693
5.00%, 7/1/27	A+	950,000	1,002,036
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/36	BBB−/F	400,000	386,308
4.00%, 10/15/28	BBB−/F	900,000	895,343
3.00%, 10/15/26	BBB−/F	500,000	485,198
UT Infrastructure Agcy. Telecomm. Rev. Bonds
Ser. A, 5.00%, 10/15/34	BBB−/F	1,380,000	1,424,926
Ser. A, 5.00%, 10/15/32	BBB−/F	2,165,000	2,241,030
5.00%, 10/15/29	BBB−/F	1,300,000	1,368,668
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	608,249
			27,962,388
Vermont (0.2%)
VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds, (Champlain College, Inc.), Ser. A
5.00%, 10/15/30	BBB−	500,000	502,649
5.00%, 10/15/29	BBB−	900,000	905,238
5.00%, 10/15/28	BBB−	1,000,000	1,005,168
5.00%, 10/15/27	BBB−	760,000	763,349
			3,176,404
Virgin Islands (—%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/27	BB/P	515,000	533,245
			533,245

30 Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Virginia (0.5%)
Isle of Wright Cnty., Econ. Dev. Auth. Rev. Bonds, (Riverside Hlthcare. Assn.), AGM
5.25%, 7/1/43	AA	$2,000,000	$2,237,554
5.00%, 7/1/38	AA	600,000	664,831
5.00%, 7/1/37	AA	500,000	556,905
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.)
Ser. A, 5.75%, 12/1/28	BB+/P	640,000	644,792
5.50%, 12/1/28	BB+/P	1,100,000	1,108,258
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/29	A/F	590,000	620,671
5.00%, 1/1/27	A/F	320,000	329,526
			6,162,537
Washington (2.8%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
6.75%, 12/1/44	BB+	6,420,000	6,858,906
5.75%, 12/1/27	BB+	695,000	717,721
5.75%, 12/1/25	BB+	625,000	634,583
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/40	AA−	1,750,000	1,884,842
5.00%, 5/1/27	AA−	1,100,000	1,151,197
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 3.99%, 5/1/45	Aa2	750,000	730,303
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
5.50%, 12/1/42	Baa3	875,000	948,171
5.50%, 12/1/41	Baa3	775,000	842,117
5.50%, 12/1/40	Baa3	1,000,000	1,091,387
5.50%, 12/1/38	Baa3	885,000	975,627
WA State G.O. Bonds, Ser. C, 5.00%, 2/1/41	Aaa	3,860,000	4,294,179
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/38	A−/F	1,580,000	1,665,321
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	6,657,010	6,274,195
Ser. 1, Class A, 3.375%, 4/20/37	BBB	5,691,463	5,049,326
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Seattle Academy of Arts & Sciences)
6.375%, 7/1/63	BBB	2,200,000	2,415,227
5.125%, 7/1/33	BBB	735,000	810,793
			36,343,895
West Virginia (0.4%)
WV State Hosp. Fin. Auth. Rev. Bonds, (Vandalia Hlth., Inc.), Ser. B
5.75%, 9/1/43	Baa1	3,000,000	3,342,621
5.75%, 9/1/41	Baa1	2,000,000	2,248,536
			5,591,157

Strategic Intermediate Municipal Fund 31

MUNICIPAL BONDS AND NOTES (100.2%)* cont.	Rating**	Principal amount	Value
Wisconsin (2.2%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	$870,000	$870,455
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences)
5.00%, 4/1/30	BB	475,000	481,509
5.00%, 4/1/30 (Escrowed to maturity)	AAA/P	25,000	27,201
Pub. Fin. Auth. Poll. Control Mandatory Put Bonds (10/1/30), (Duke Energy Progress, LLC), 3.70%, 10/1/46	Aa3	7,000,000	7,109,204
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/54	AA	1,475,000	1,510,312
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/44	AA	1,000,000	1,037,796
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	BBB−	655,000	674,233
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	BBB−	880,000	899,137
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A
5.50%, 7/1/43	BBB−	1,000,000	1,062,319
5.25%, 7/1/38	BBB−	1,000,000	1,068,097
WI Pub. Fin. Auth. Edl. Fac. 144A Rev. Bonds, (Methodist U. (The)), 4.00%, 3/1/29	BB	1,780,000	1,667,479
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Milwaukee Reg. Med. Ctr. Util. & Infrastructure), 5.00%, 4/1/44	AA	7,890,000	8,183,688
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,930,000	4,074,054
			28,665,484
Total municipal bonds and notes (cost $1,285,935,337)			$1,307,885,762

SHORT-TERM INVESTMENTS (0.1%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.47% L	Shares	54,607	$54,607
U.S. Treasury Bills 5.395%, 3/21/24		$1,300,000	1,290,679
Total short-term investments (cost $1,345,360)			$1,345,286

TOTAL INVESTMENTS
Total investments (cost $1,287,280,697)	$1,309,231,048

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,305,094,747.

32 Strategic Intermediate Municipal Fund

**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.74%, 5.44%, 5.58%, 5.32%, 5.32% and 5.17%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	19.1%
	Education	14.3
	Utilities	12.8
	Housing	11.5
	Health care	10.6

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,307,885,762	$—
Short-term investments	—	1,345,286	—
Totals by level	$—	$1,309,231,048	$—

The accompanying notes are an integral part of these financial statements.

Strategic Intermediate Municipal Fund 33

Statement of assets and liabilities 1/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,287,226,090)	$1,309,176,441
Affiliated issuers (identified cost $54,607) (Note 5)	54,607
Interest and other receivables	13,061,230
Receivable for shares of the fund sold	3,155,269
Receivable for investments sold	4,730,046
Prepaid assets	115,944
Total assets	1,330,293,537

LIABILITIES
Payable for investments purchased	8,550,869
Payable for purchases of delayed delivery securities (Note 1)	11,361,234
Payable for shares of the fund repurchased	1,554,758
Payable for compensation of Manager (Note 2)	462,024
Payable for custodian fees (Note 2)	8,158
Payable for investor servicing fees (Note 2)	313,791
Payable for Trustee compensation and expenses (Note 2)	85,416
Payable for administrative services (Note 2)	17,299
Payable for distribution fees (Note 2)	59,898
Payable for floating rate notes issued (Note 1)	1,814,906
Distributions payable to shareholders	813,521
Other accrued expenses	156,916
Total liabilities	25,198,790

Net assets	$1,305,094,747

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,290,155,033
Total distributable earnings (Note 1)	14,939,714
Total — Representing net assets applicable to capital shares outstanding	$1,305,094,747

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($249,103,669 divided by 17,687,164 shares)	$14.08
Offering price per class A share (100/97.75 of $14.08)*	$14.40
Net asset value and offering price per class B share ($23,877 divided by 1,695 shares)**	$14.09
Net asset value and offering price per class C share ($8,924,159 divided by 631,922 shares)**	$14.12
Net asset value, offering price and redemption price per class R6 share
($21,011,170 divided by 1,491,737 shares)	$14.09
Net asset value, offering price and redemption price per class Y share
($1,026,031,872 divided by 72,814,511 shares)	$14.09

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

34 Strategic Intermediate Municipal Fund

Statement of operations Six months ended 1/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $787,167 from investments in affiliated issuers) (Note 5)	$22,117,346
Total investment income	22,117,346

EXPENSES
Compensation of Manager (Note 2)	2,439,369
Investor servicing fees (Note 2)	958,463
Custodian fees (Note 2)	15,333
Trustee compensation and expenses (Note 2)	23,755
Distribution fees (Note 2)	327,524
Administrative services (Note 2)	24,761
Interest and fees expense (Note 2)	81,900
Other	306,317
Total expenses	4,177,422
Expense reduction (Note 2)	(2,531)
Net expenses	4,174,891

Net investment income	17,942,455

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(3,457,943)
Net increase from payments by affiliates (Note 2)	5,038
Futures contracts (Note 1)	(1,189,319)
Swap contracts (Note 1)	(359,375)
Total net realized loss	(5,001,599)
Change in net unrealized appreciation on:
Securities from unaffiliated issuers	28,813,173
Futures contracts	167,658
Swap contracts	14,748
Total change in net unrealized appreciation	28,995,579

Net gain on investments	23,993,980

Net increase in net assets resulting from operations	$41,936,435

The accompanying notes are an integral part of these financial statements.

Strategic Intermediate Municipal Fund 35

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$17,942,455	$19,451,118
Net realized gain (loss) on investments	(5,001,599)	56,975
Change in net unrealized appreciation (depreciation)
of investments	28,995,579	(5,616,978)
Net increase in net assets resulting from operations	41,936,435	13,891,115
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(250,250)	(55,300)
Class B	(37)	(23)
Class C	(9,229)	(2,521)
Class R6	(19,331)	(1,823)
Class Y	(966,470)	(122,376)
From tax-exempt net investment income
Class A	(3,040,803)	(5,130,202)
Class B	(353)	(1,477)
Class C	(80,655)	(159,693)
Class R6	(253,606)	(230,690)
Class Y	(12,929,830)	(13,441,616)
Increase from capital share transactions (Note 4)	231,494,618	522,386,242
Total increase in net assets	255,880,489	517,131,636

NET ASSETS
Beginning of period	1,049,214,258	532,082,622
End of period	$1,305,094,747	$1,049,214,258

* Unaudited.

The accompanying notes are an integral part of these financial statements.

36 Strategic Intermediate Municipal Fund

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Strategic Intermediate Municipal Fund 37

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	of period	value (%)[a]	(in thousands)	net assets (%)[b]	net assets (%)	(%)
Class A
January 31, 2024**	$13.82	.20	.26	.46	(.20)	—	(.20)	$14.08	3.37*	$249,104	.47*c	1.49*	34*
July 31, 2023	14.00	.34	(.18)	.16	(.34)	—	(.34)	13.82	1.22	220,266	.84[c]	2.56	37
July 31, 2022	15.37	.21	(1.11)	(.90)	(.20)	(.27)	(.47)	14.00	(5.99)	200,256	.84[c]	1.49	34
July 31, 2021	15.33	.25	.43	.68	(.26)	(.38)	(.64)	15.37	4.57	207,780	.87[c,e]	1.63	78
July 31, 2020	15.38	.36	.27	.63	(.36)	(.32)	(.68)	15.33	4.23	218,232	.87[c,d]	2.36	42
July 31, 2019	14.93	.41	.61	1.02	(.41)	(.16)	(.57)	15.38	7.03	242,379.81		2.74	38
Class B
January 31, 2024**	$13.83	.16	.26	.42	(.16)	—	(.16)	$14.09	3.06*	$24	.77*c	1.17*	34*
July 31, 2023	14.01	.26	(.18)	.08	(.26)	—	(.26)	13.83	.63	42	1.44[c]	1.91	37
July 31, 2022	15.39	.13	(1.11)	(.98)	(.13)	(.27)	(.40)	14.01	(6.53)	98	1.44[c]	.83	34
July 31, 2021	15.35	.16	.43	.59	(.17)	(.38)	(.55)	15.39	3.94	284	1.47[c,e]	1.08	78
July 31, 2020	15.40	.26	.28	.54	(.27)	(.32)	(.59)	15.35	3.58	741	1.49[c,d]	1.75	42
July 31, 2019	14.95	.32	.61	.93	(.32)	(.16)	(.48)	15.40	6.36	1,025	1.43	2.13	38
Class C
January 31, 2024**	$13.86	.15	.26	.41	(.15)	—	(.15)	$14.12	2.98*	$8,924	.84*c	1.11*	34*
July 31, 2023	14.04	.24	(.18)	.06	(.24)	—	(.24)	13.86	.48	8,512	1.59[c]	1.79	37
July 31, 2022	15.43	.11	(1.13)	(1.02)	(.10)	(.27)	(.37)	14.04	(6.75)	9,473	1.59[c]	.73	34
July 31, 2021	15.38	.13	.45	.58	(.15)	(.38)	(.53)	15.43	3.84	11,268	1.62[c,e]	.90	78
July 31, 2020	15.43	.24	.27	.51	(.24)	(.32)	(.56)	15.38	3.42	15,888	1.64[c,d]	1.59	42
July 31, 2019	14.97	.30	.62	.92	(.30)	(.16)	(.46)	15.43	6.26	19,827	1.58	1.98	38
Class R6
January 31, 2024**	$13.82	.23	.26	.49	(.22)	—	(.22)	$14.09	3.62*	$21,011	.28*c	1.68*	34*
July 31, 2023	14.00	.38	(.18)	.20	(.38)	—	(.38)	13.82	1.52	13,855	.57[c]	2.88	37
July 31, 2022	15.39	.26	(1.12)	(.86)	(.26)	(.27)	(.53)	14.00	(5.76)	4,243	.58[c]	1.90	34
July 31, 2021	15.35	.29	.43	.72	(.30)	(.38)	(.68)	15.39	4.84	803	.61[c,e]	1.86	78
July 31, 2020	15.40	.39	.28	.67	(.40)	(.32)	(.72)	15.35	4.47	410	.63[c,d]	2.60	42
July 31, 2019	14.94	.45	.62	1.07	(.45)	(.16)	(.61)	15.40	7.35	306.57		2.97	38
Class Y
January 31, 2024**	$13.83	.22	.26	.48	(.22)	—	(.22)	$14.09	3.50*	$1,026,032	.34*c	1.61*	34*
July 31, 2023	14.01	.38	(.18)	.20	(.38)	—	(.38)	13.83	1.49	806,539	.59[c]	2.84	37
July 31, 2022	15.39	.25	(1.12)	(.87)	(.24)	(.27)	(.51)	14.01	(5.77)	318,012	.59[c]	1.87	34
July 31, 2021	15.35	.29	.43	.72	(.30)	(.38)	(.68)	15.39	4.82	58,762	.62[c,e]	1.87	78
July 31, 2020	15.40	.39	.28	.67	(.40)	(.32)	(.72)	15.35	4.47	44,668	.64[c,d]	2.59	42
July 31, 2019	14.94	.44	.62	1.06	(.44)	(.16)	(.60)	15.40	7.34	46,574.58		2.98	38

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

38 Strategic Intermediate Municipal Fund	Strategic Intermediate Municipal Fund 39

Financial highlights cont.

Before August 28, 2020, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current strategy from that shown for periods before this date.

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c Includes interest and fee expense associated with borrowings which amounted to (for each class):

Percentage of average net assets
January 31, 2024	0.01%
July 31, 2023	0.02
July 31, 2022	0.02
July 31, 2021	0.02
July 31, 2020	0.02

d Includes one-time proxy costs of 0.05%.

e Includes one-time proxy costs of 0.02%.

The accompanying notes are an integral part of these financial statements.

40 Strategic Intermediate Municipal Fund

Notes to financial statements 1/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through January 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Strategic Intermediate Municipal Fund (the fund) is a diversified series of Putnam Tax-Free Income Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)). The fund normally maintains an average dollar-weighted maturity between three and ten years. The fund may invest broadly in municipal bonds of any duration (a measure of the sensitivity of a bond’s price to interest rate changes), maturity and credit quality although the bonds the fund invests in are mainly investment-grade in quality. The fund may also invest in investments that are below-investment-grade (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in tax-exempt investments. Investments paying interest subject to the federal AMT for individuals are considered tax-exempt investments for purposes of this policy. This investment policy cannot be changed without the approval of the fund’s shareholders. The fund may invest up to 20% of its net assets in securities the income on which is subject to federal income tax and may invest without limit in investments the income on which is subject to the AMT. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 2.25%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Strategic Intermediate Municipal Fund 41

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific

42 Strategic Intermediate Municipal Fund

security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging inflation, for gaining exposure to inflation and for hedging and gaining exposure to interest rate and term structure risk.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty

Strategic Intermediate Municipal Fund 43

risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $2,829,475 were held by the TOB trust and served as collateral for $1,814,906 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $68,413 for these investments based on an average interest rate of 3.54%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

44 Strategic Intermediate Municipal Fund

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$2,081,448	$1,063,069	$3,144,517

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,286,773,452, resulting in gross unrealized appreciation and depreciation of $30,183,189 and $7,725,593, respectively, or net unrealized appreciation of $22,457,596.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,	0.390%	of the next $50 billion,
0.540%	of the next $5 billion,	0.370%	of the next $50 billion,
0.490%	of the next $10 billion,	0.360%	of the next $100 billion and
0.440%	of the next $10 billion,	0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.216% of the fund’s average net assets.

Putnam Management has contractually agreed, through November 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and

Strategic Intermediate Municipal Fund 45

payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until February 14, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On February 14, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (the “New Advisory Contracts”). The New Advisory Contracts took effect on February 14, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Putnam Management voluntarily reimbursed the fund $5,038 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amount had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$195,651	Class R6	4,197
Class B	30	Class Y	751,348
Class C	7,237	Total	$958,463

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,531 under the expense offset arrangements.

46 Strategic Intermediate Municipal Fund

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,056, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$285,295
Class B	1.00%	0.85%	144
Class C	1.00%	1.00%	42,085
Total			$327,524

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $4,709 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $644 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$602,380,522	$369,872,776
U.S. government securities (Long-term)	—	—
Total	$602,380,522	$369,872,776

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Strategic Intermediate Municipal Fund 47

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	3,182,939	$43,868,112	5,356,270	$73,380,652
Shares issued in connection with
reinvestment of distributions	213,811	2,933,912	340,369	4,660,944
	3,396,750	46,802,024	5,696,639	78,041,596
Shares repurchased	(1,646,194)	(22,502,341)	(4,065,555)	(55,625,015)
Net increase	1,750,556	$24,299,683	1,631,084	$22,416,581

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	1	$17	24	$324
Shares issued in connection with
reinvestment of distributions	27	368	86	1,178
	28	385	110	1,502
Shares repurchased	(1,347)	(18,422)	(4,127)	(56,623)
Net decrease	(1,319)	$(18,037)	(4,017)	$(55,121)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	109,869	$1,510,697	167,141	$2,302,273
Shares issued in connection with
reinvestment of distributions	5,734	78,875	10,978	150,684
	115,603	1,589,572	178,119	2,452,957
Shares repurchased	(97,872)	(1,342,904)	(238,706)	(3,282,236)
Net increase (decrease)	17,731	$246,668	(60,587)	$(829,279)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	716,464	$9,795,189	873,911	$12,005,450
Shares issued in connection with
reinvestment of distributions	19,851	272,937	16,945	232,513
	736,315	10,068,126	890,856	12,237,963
Shares repurchased	(247,042)	(3,373,712)	(191,481)	(2,589,123)
Net increase	489,273	$6,694,414	699,375	$9,648,840

48 Strategic Intermediate Municipal Fund

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	27,298,501	$374,111,302	48,212,332	$663,046,473
Shares issued in connection with
reinvestment of distributions	690,769	9,498,265	757,592	10,402,923
	27,989,270	383,609,567	48,969,924	673,449,396
Shares repurchased	(13,500,972)	(183,337,677)	(13,347,843)	(182,244,175)
Net increase	14,488,298	$200,271,890	35,622,081	$491,205,221

At the close of the reporting period, Putnam Investments, LLC owned 836 class R6 shares of the fund (0.06% of class R6 shares outstanding), valued at $11,779.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/23	cost	proceeds	income	of 1/31/24
Short-term investments
Putnam Short Term
Investment Fund
Class P‡	$134,294,615	$323,488,880	$457,728,888	$787,167	$54,607
Total Short-term
investments	$134,294,615	$323,488,880	$457,728,888	$787,167	$54,607

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Strategic Intermediate Municipal Fund 49

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	300
OTC total return swap contracts (notional)	$6,300,000

As of the close of the reporting period, the fund did not hold any derivative instruments.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Futures	Swaps	Total
Interest rate contracts	$(1,189,319)	$(359,375)	$(1,548,694)
Total	$(1,189,319)	$(359,375)	$(1,548,694)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Futures	Swaps	Total
Interest rate contracts	$167,658	$14,748	$182,406
Total	$167,658	$14,748	$182,406

50 Strategic Intermediate Municipal Fund

Shareholder meeting results (Unaudited)

February 14, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
30,443,421	580,481	6,677,345

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
30,328,599	654,967	6,717,680

All tabulations are rounded to the nearest whole number.

Strategic Intermediate Municipal Fund 51

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Strategic Intermediate Municipal Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 26, 2024